Property and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation and amortization expenses	$ 5,740	$ 5,741	$ 321,102	$ 201,944	$ 38,363
Loss on disposed of property and equipment			7,450
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Depreciation and amortization expenses			$ 309,623	$ 198,797	$ 36,883